RESEARCH AND DEVELOPMENT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
RESEARCH AND DEVELOPMENT EXPENSES
Schedule of research and development expenses
In Thousands of US Dollars
	For the Year Ended December 31,
Research and Development Program	2025	2024	2023
Research and Development Program	$-	$-	$-
Alzheimer’s Disease: Therapeutics	-	-	-
Anti-Infectives	-	-	-
BPH (Enlarged Prostate) and Prostate Cancer Therapeutics	1,223	2,910	2,763
Tobacco Exposure Tests: NicAlert™ and TobacAlert™	-	-	-
Total	$1,223	$2,910	$2,763